COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financings With Failed Sale Lease Back Transactions [Member] | Zhejiang Yuhui Investment Co., Ltd
COMMITMENTS AND CONTINGENCIES [Line Items]
Guarantor Obligations, Current Carrying Value	$ 0	$ 1,766,035